Interim Condensed Consolidated Balance Sheets (unaudited) - CAD ($) $ in Millions		Jan. 31, 2024	Oct. 31, 2023
Assets
Cash and due from banks	[1]	$ 74,347	$ 61,989
Interest-bearing deposits with banks		61,080	71,086
Securities
Trading		193,597	190,151
Investment, net of applicable allowance (Note 4)		212,216	219,579
Securities		405,813	409,730
Assets purchased under reverse repurchase agreements and securities borrowed		347,871	340,191
Loans (Note 5)
Retail		569,894	569,951
Wholesale		293,721	287,826
Loans		863,615	857,777
Allowance for loan losses (Note 5)		(5,299)	(5,004)
Loans, net		858,316	852,773
Other
Customers' liability under acceptances		16,793	21,695
Derivatives		105,038	142,450
Premises and equipment		6,633	6,749
Goodwill		12,430	12,594
Other intangibles		5,790	5,903
Other assets		80,294	81,371
Total other assets		226,978	270,762
Total assets		1,974,405	2,006,531
Deposits (Note 7)
Personal		452,189	441,946
Business and government		743,772	745,075
Bank		45,207	44,666
Total deposits		1,241,168	1,231,687
Other
Acceptances		16,836	21,745
Obligations related to securities sold short		35,012	33,651
Obligations related to assets sold under repurchase agreements and securities loaned		334,490	335,238
Derivatives		106,974	142,629
Insurance contract liabilities (Note 8)		21,342	19,026
Other liabilities		90,570	96,022
Total other liabilities		605,224	648,311
Subordinated debentures (Note 11)		11,525	11,386
Total liabilities		1,857,917	1,891,384
Equity attributable to shareholders
Retained earnings		82,049	81,715
Other components of equity		6,239	6,852
Total equity attributable to shareholders		116,391	115,048
Non-controlling interests		97	99
Total equity		116,488	115,147
Total liabilities and equity		1,974,405	2,006,531
Preferred shares and other equity instruments [member]
Equity attributable to shareholders
Issued capital (Note 11)		8,031	7,314
Common shares [member]
Equity attributable to shareholders
Issued capital (Note 11)		$ 20,072	$ 19,167

[1]	We are required to maintain balances due to regulatory requirements or contractual restrictions from central banks, other regulatory authorities, and other counterparties. The total balances were $xx billion as at January 31, 2024 (October 31, 2023 – $3 billion; January 31, 2023 – $2 billion; October 31, 2022 – $2 billion).